LONG-TERM AND LOANS FROM SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about long-term debts and loans [line items]
Long-term debts	¥ 55,804	¥ 72,674	¥ 95,446
Loans from Sinopec Group Company and fellow subsidiaries	43,320	44,772
Total long-term debts	99,124	117,446
Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	25,836	26,484
Corporate bonds (ii)	53,902	84,485
Long-term debts	79,738	110,969
Less: Current portion	(23,934)	(38,295)
Sinopec Group Company [member]
Disclosure of detailed information about long-term debts and loans [line items]
Less: Current portion	(2,014)	(150)
Loans from Sinopec Group Company and fellow subsidiaries	43,320	44,772
RMB denominated | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	25,644	26,058
Corporate bonds (ii)	¥ 36,000	65,500
RMB denominated | Third parties | Maximum [member]
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.66%
Fixed interest rates on long-term loans	5.68%
RMB denominated | Third parties | Minimum [member]
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.08%
Fixed interest rates on long-term loans	3.30%
RMB denominated | Sinopec Group Company [member]
Disclosure of detailed information about long-term debts and loans [line items]
Loans from Sinopec Group Company and fellow subsidiaries	¥ 45,334	44,922
RMB denominated | Sinopec Group Company [member] | Maximum [member]
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.99%
US Dollar denominated | Third parties
Disclosure of detailed information about long-term debts and loans [line items]
Long-term bank loans	¥ 192	426
Corporate bonds (ii)	¥ 17,902	¥ 18,985
US Dollar denominated | Third parties | Maximum [member]
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	4.29%
Fixed interest rates on long-term loans	4.25%
US Dollar denominated | Third parties | Minimum [member]
Disclosure of detailed information about long-term debts and loans [line items]
Weighted interest rates on long-term loans	1.55%
Fixed interest rates on long-term loans	1.88%